Business combination (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets
The following table presents the allocation of purchase price:

Description	Purchase price allocated
Net assets	₹	5
Customer related intangibles		5,565
Other intangible assets		169

Total	₹	5,739
Goodwill		1,185

Total purchase price	₹	6,924

The following table presents the provisional purchase price allocation:

Description	Purchase price allocated
Net assets	₹	907
Customer related intangibles		4,535
Marketing related intangibles		371
Deferred tax liabilities on intangible assets		(213)

Total	₹	5,600
Goodwill		4,833

Total purchase price	₹	10,433